Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 34,067	$ 4,541
Prepaid expenses and other current assets	209	44
Total current assets	34,276	4,585
Property and equipment	434
Other assets	275
Total assets	34,985	4,585
Current liabilities:
Accounts payable	605	276
Accrued expenses	1,205	399
Total current liabilities	1,810	675
Other non-current liabilities		87
Total liabilities	1,810	762
Commitments and contingencies (Note 9)
Stockholder's deficit:
Common stock, $0.001 par value; 23,000 shares authorized; 3,529 shares issued and 1,555 and 1,210 shares outstanding at June 30, 2012 and December 31, 2011, respectively	3	2
Additional paid-in capital	804	245
Deficit accumulated during the development stage	(8,824)	(2,624)
Total stockholders' deficit	(8,017)	(2,377)
Total liabilities, preferred stock and stockholders' deficit	34,985	4,585
Series A convertible preferred stock
Current liabilities:
Convertible preferred stock	6,200	6,200
Series B convertible preferred stock
Current liabilities:
Convertible preferred stock	$ 34,992